Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables.
Trade and other payables

26          Trade and other payables

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Trade payables
Due to related parties	250,687	153,677
Due to third parties	65,809	193,318
	316,496	346,995

Accrued expenses	255,852	224,010
Redemption liability (Note 33)	188,080	244,793
Lease liabilities (Note 17(a))	209,320	189,689
Financial guarantee payables (Note a)	250,338	116,509
Amounts payable for purchase of shares held for share option scheme (Note 25)	88,280	88,280
Unpaid business acquisition consideration of View Foundation	—	48,000
Other tax payables	34,487	35,675
Security deposit	25,588	33,683
Amount due to related parties	19,366	24,517
Service fee refundable	140,028	5,412
Investment deposit received from investors	90,002	—
Others	66,032	138,886
	1,683,869	1,496,449

Less: non - current portion
Redemption liability (Note 33)	(188,080)	(244,793)
Lease liabilities	(126,868)	(87,800)
Amounts payable for purchase of shares held for share option scheme (Note 25)	(88,280)	(88,280)
	1,280,641	1,075,576

(a)	Financial guarantee payables

RMB’000
Year ended December 31, 2018
Opening balance	209,782
Addition arising from new contracts	50,889
Charge to profit or loss, net	198,640
Payouts during the year, net	(208,973)
Ending balance	250,338

RMB’000
Year ended December 31, 2019
Opening balance	250,338
Addition arising from new contracts	—
Charge to profit or loss, net	127,312
Payouts during the year, net	(261,141)
Ending balance	116,509